Document And Entity Information	Jun. 01, 2022
Cover [Abstract]
Entity Registrant Name	LIVE OAK BANCSHARES, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001462120
Document Period End Date	Jun. 01, 2022
Entity Emerging Growth Company	false
Entity File Number	001-37497
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	26-4596286
Entity Address, Address Line One	1741 Tiburon Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28403
City Area Code	(910)
Local Phone Number	790-5867
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Voting Common Stock, no par value per share
Trading Symbol	LOB
Name of each exchange on which registered	NASDAQ